CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	¥ 8,203,157	$ 1,257,189	¥ 3,952,053	¥ 1,785,970
Operating costs and expenses:
Cost of products sold	(226,930)		(128,996)	(73,930)
Selling and marketing expenses	(399,610)	(61,243)	(340,562)	(260,040)
General and administrative expenses	(128,226)	(19,651)	(123,501)	(98,759)
Technology expenses	(92,080)	(14,112)	(61,902)	(71,248)
Other operating (expenses) income, net	7,703	1,181	(3,735)	(668)
Total operating costs and expenses	(8,676,468)	(1,329,727)	(4,445,566)	(2,186,345)
Loss from operations	(473,311)	(72,538)	(493,513)	(400,375)
Interest income	6,312	967	4,802	4,352
Interest expense	(8,817)	(1,351)	(3,622)
Foreign exchange gain (loss)	5,547	850	(10,328)	2,459
Other income, net	3,161	484	834	11,531
Loss before income taxes	(467,108)	(71,588)	(501,827)	(382,033)
Income tax expense				(8)
Net loss	(467,108)	(71,588)	(501,827)	(382,041)
Net loss attributable to non-controlling interest and redeemable non-controlling interest	(10,575)	(1,621)	(2,221)	(1,950)
Net loss attributable to ordinary shareholders	(456,533)	(69,967)	(499,606)	(380,091)
Other comprehensive income (loss), net of tax of nil
Unrealized gains of available-for-sale securities	1,137	174	7,335	8,734
Realized securities holding gains	(970)	(149)	(9,635)	(10,869)
Foreign currency translation adjustments	(13,697)	(2,099)	11,668	21,658
Comprehensive loss	¥ (470,063)	$ (72,041)	¥ (490,238)	¥ (360,568)
Loss per share:
Loss per share basic and diluted | (per share)	¥ (2.77)	$ (0.42)	¥ (3.05)	¥ (3.82)
Weighted average number of shares used in computation of loss per share:
Weighted average number of shares used in computation of loss per share, Basic and diluted | shares	164,786,631	164,786,631	163,671,577	99,451,210
Product
Net revenues:
Net revenues	¥ 8,156,672		¥ 3,929,698	¥ 1,771,144
Operating costs and expenses:
Cost of products sold	(7,837,325)	$ (1,201,123)	(3,786,870)	(1,681,700)
Fulfillment expenses
Operating costs and expenses:
Cost of products sold	¥ (226,930)	$ (34,779)	¥ (128,996)	¥ (73,930)